11. SEGMENT INFORMATION (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
SEGMENT INFORMATION
Identifiable Assets	$ 69,896,179	$ 79,690,498
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	42,221,447	46,949,474
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	27,104,808	31,274,058
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	262,988	533,386
Australia [Member]
SEGMENT INFORMATION
Identifiable Assets	281,496	897,181
Other [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 25,440	$ 36,399